Accounts and Notes Receivable, Net - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Balance Sheet Components [Line Items]
Allowance for doubtful accounts		$ 12.1	$ 9.9	$ 12.1	$ 9.9	$ 9.9	$ 6.5
Provision for Doubtful Accounts		$ 2.8	$ 1.0	$ 3.5	$ 2.2	$ 5.1	$ 5.4
Predecessor [Member]
Balance Sheet Components [Line Items]
Provision for Doubtful Accounts	$ 0.2							$ 5.0